EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 16:	EARNINGS PER SHARE

The table below presents the computation of basic and diluted net earnings per common share:

	Year ended December 31,
	2025	2024	2023
Numerator:
Net income (loss) attributable to ordinary shares – basic and diluted	$(7,933)	$12,614	$114,963

Denominator:
Number of ordinary shares outstanding during the year	42,098,471	47,281,588	47,128,232
Weighted average effect of dilutive securities:
Employee options and restricted share units	-	2,274,189	2,945,753

Diluted number of ordinary shares outstanding	42,098,471	49,555,777	50,073,985

Basic net earnings (loss) per ordinary share	$(0.19)	$0.27	$2.44

Diluted net earnings (loss) per ordinary share	$(0.19)	$0.25	$2.30

Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	1,054,840	958,583	-